Derivatives (Details) - Schedule of Derivative Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Derivatives (Details) - Schedule of Derivative Liabilities [Line Items]
Total derivative liabilities	$ 2,774,918	$ 2,882,692
Kips Bays Note [Member]
Derivatives (Details) - Schedule of Derivative Liabilities [Line Items]
Total derivative liabilities	1,387,459	1,441,346
Cyber One2023 Note [Member]
Derivatives (Details) - Schedule of Derivative Liabilities [Line Items]
Total derivative liabilities	$ 1,387,459	$ 1,441,346